FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 1,130,601	$ 1,109,019
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	898,717	688,134
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	67,687	80,925
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	20,206	18,320
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	70,367	248,217
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,465	70,807
Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	10,159	2,616
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,165,579	1,558,929
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,001,261	437,200
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	359,150	99,167
Cash and cash equivalents, Category [Member] | Cash 1 [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	642,111	338,033
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 33,717	$ 12,710